Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables.
Summary of trade and other receivables

	As of 31 December
	2025	2024
	USD	USD
Trade receivables	3,879,854	2,614,945
Customer wallet receivables	2,061,148	1,585,645
Accrued income	2,308,583	1,318,327
Less: provision for expected credit losses	(2,108,944)	(1,514,586)
	6,140,641	4,004,331
Other receivables	116,097	4,951
	6,256,738	4,009,282

Summary of provision for expected credit losses.

	2025	2024
	USD	USD
As of 1 January	1,514,586	2,328,308
Charge to the consolidated statement of comprehensive income	594,358	578,341
Assets classified as held for sale	—	(1,392,063)
As of 31 December	2,108,944	1,514,586

Charge for expected credit losses is allocated as detailed below:

	2025	2024	2023
	USD	USD	USD

Continuing operations	594,358	578,341	273,975
Discontinued operations	—	—	261,365
	594,358	578,341	535,340